FINANCIAL RISK MANAGEMENT, Liquidity Risk (Details) - ARS ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Maturities of financial liabilities [Abstract]
Loans	$ 20,597,052	[1]	$ 6,642,620	[1]	$ 7,217,464
Liquidity Risk [Member]
Maturities of financial liabilities [Abstract]
Loans	27,120,439		6,036,902
Other financial liabilities	3,479,326		2,537,203
Finance leases	2,199,572		1,812,480
Liquidity Risk [Member] | Without Specified Maturity [Member]
Maturities of financial liabilities [Abstract]
Loans	0		0
Other financial liabilities	0		0
Finance leases	0		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member]
Maturities of financial liabilities [Abstract]
Loans	0		0
Other financial liabilities	104,841		111,364
Finance leases	56,891		41,545
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2017 [Member]
Maturities of financial liabilities [Abstract]
Loans	0
Other financial liabilities	103,597
Finance leases	0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 01-01-18 to 03-31-18 [Member]
Maturities of financial liabilities [Abstract]
Loans	0
Other financial liabilities	311
Finance leases	0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 04-01-18 to 06-30-18 [Member]
Maturities of financial liabilities [Abstract]
Loans	0
Other financial liabilities	311
Finance leases	0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 07-01-18 to 09-30-18 [Member]
Maturities of financial liabilities [Abstract]
Loans	0
Other financial liabilities	311
Finance leases	0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 10-01-18 to 12-31-18 [Member]
Maturities of financial liabilities [Abstract]
Loans	0
Other financial liabilities	311
Finance leases	56,891
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2016 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			109,528
Finance leases			0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 01-01-17 to 03-31-17 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			459
Finance leases			0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 04-01-17 to 06-30-17 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			459
Finance leases			0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 07-01-17 to 09-30-17 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			459
Finance leases			0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 10-01-17 to 12-31-17 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			459
Finance leases			41,545
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial liabilities [Abstract]
Loans	27,120,439		6,036,902
Other financial liabilities	3,374,485		2,425,839
Finance leases	2,142,681		1,770,935
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 01-01-19 to 03-31-19 [Member]
Maturities of financial liabilities [Abstract]
Loans	0
Other financial liabilities	3,352,746
Finance leases	70,499
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 04-01-19 to 06-30-19 [Member]
Maturities of financial liabilities [Abstract]
Loans	636,188
Other financial liabilities	21,739
Finance leases	70,499
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 07-01-19 to 09-30-19 [Member]
Maturities of financial liabilities [Abstract]
Loans	0
Other financial liabilities	0
Finance leases	70,499
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 10-01-19 to 12-31-19 [Member]
Maturities of financial liabilities [Abstract]
Loans	636,188
Other financial liabilities	0
Finance leases	70,499
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 01-01-18 to 03-31-18 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			2,300,495
Finance leases			51,490
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 04-01-18 to 06-30-18 [Member]
Maturities of financial liabilities [Abstract]
Loans			2,012,300
Other financial liabilities			125,344
Finance leases			51,490
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 07-01-18 to 09-30-18 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			0
Finance leases			51,490
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 10-01-18 to 12-31-18 [Member]
Maturities of financial liabilities [Abstract]
Loans			169,249
Other financial liabilities			0
Finance leases			51,490
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2020 [Member]
Maturities of financial liabilities [Abstract]
Loans	1,272,375
Other financial liabilities	0
Finance leases	282,034
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2021 [Member]
Maturities of financial liabilities [Abstract]
Loans	1,272,375
Other financial liabilities	0
Finance leases	282,034
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2022 [Member]
Maturities of financial liabilities [Abstract]
Loans	1,272,375
Other financial liabilities	0
Finance leases	282,034
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial liabilities [Abstract]
Loans	1,272,375
Other financial liabilities	0
Finance leases	282,034
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 2024 onwards [Member]
Maturities of financial liabilities [Abstract]
Loans	20,758,563
Other financial liabilities	0
Finance leases	732,549
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2019 [Member]
Maturities of financial liabilities [Abstract]
Loans			2,012,300
Other financial liabilities			0
Finance leases			205,985
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2020 [Member]
Maturities of financial liabilities [Abstract]
Loans			1,843,053
Other financial liabilities			0
Finance leases			205,985
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2021 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			0
Finance leases			205,985
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2022 [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			0
Finance leases			205,985
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 2023 onwards [Member]
Maturities of financial liabilities [Abstract]
Loans			0
Other financial liabilities			0
Finance leases			741,035
Liquidity Risk [Member] | With Specified Maturity [Member]
Maturities of financial liabilities [Abstract]
Loans	27,120,439		6,036,902
Other financial liabilities	3,479,326		2,537,203
Finance leases	$ 2,199,572		$ 1,812,480

[1]	Issuance expenses net for Ps. 120,420 and Ps. 12,584 as of December 31, 2018 and 2017, respectively.